PGIM Short Duration Muni Fund Expense Example - PGIM Short Duration Muni Fund	Mar. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 286
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,068
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	1,756
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	622
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	128
Expense Example, with Redemption, 5 Years	236
Expense Example, with Redemption, 10 Years	$ 551